ACCOUNTS PAYABLE AND OTHER - Schedule of Accounts Payable and Other (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Trade payables	$ 4,832	$ 4,330
Fair value of derivative contracts (Note 29)	1,143	871
Regulatory liabilities (Note 14)	284	273
Keystone environmental provision	122	650
Contract liabilities (Note 6)	69	62
Class C Interests (Note 7)	19	37
Coastal GasLink contractual contribution (Notes 8, 12 and 33)	0	537
Other	518	389
Accounts payable and other	$ 6,987	$ 7,149